Restatement of Previously Issued Financial Statements		9 Months Ended
	Mar. 02, 2021	Sep. 30, 2021
Restatement of Previously Issued Financial Statements
Restatement of Previously Issued Financial Statements

NOTE 10. RESTATEMENT OF PREVIOUSLY ISSUED BALANCE SHEET

The Company previously accounted for its outstanding Public Warrants (as defined in Note 7) and Private Placement Warrants (collectively, with the Public Warrants, the “Warrants”) issued in connection with its Initial Public Offering as components of equity instead of as derivative liabilities. The Warrant Agreement governing the Warrants includes a provision that provides for potential changes to the settlement amounts dependent upon the characteristics of the holder of the warrant. In addition, the Warrant Agreement includes a provision that in the event of a tender offer or exchange offer made to and accepted by holders of more than 50% of the outstanding shares of a single class of stock, all holders of the Warrants would be entitled to receive cash for their Warrants (the “tender offer provision”).

On April 12, 2021, the Acting Director of the Division of Corporation Finance and Acting Chief Accountant of the Securities and Exchange Commission together issued a statement regarding the accounting and reporting considerations for warrants issued by special purpose acquisition companies entitled “Staff Statement on Accounting and Reporting Considerations for Warrants Issued by Special Purpose Acquisition Companies (“SPACs”)” (the “SEC Statement”). Specifically, the SEC Statement focused on certain settlement terms and provisions related to certain tender offers following a business combination, which terms are similar to those contained in the warrant agreement, dated as of February 25, 2021, between the Company and Continental Stock Transfer & Trust Company, a New York corporation, as warrant agent (the “Warrant Agreement”).

In further consideration of the SEC Statement, the Company’s management further evaluated the Warrants under Accounting Standards Codification (“ASC”) Subtopic 815-40, Contracts in Entity’s Own Equity. ASC Section 815-40-15 addresses equity versus liability treatment and classification of equity-linked financial instruments, including warrants, and states that a warrant may be classified as a component of equity only if, among other things, the warrant is indexed to the issuer’s common stock. Under ASC Section 815-40-15, a warrant is not indexed to the issuer’s common stock if the terms of the warrant require an adjustment to the exercise price upon a specified event and that event is not an input to the fair value of the warrant. Based on management’s evaluation, the Company’s audit committee, in consultation with management, concluded that the Company’s Private Placement Warrants are not indexed to the Company’s common stock in the manner contemplated by ASC Section 815-40-15 because the holder of the instrument is not an input into the pricing of a fixed-for-fixed option on equity shares. In addition, based on management’s evaluation, the Company’s audit committee, in consultation with management, concluded that the tender offer provision fails the “classified in stockholders’ equity” criteria as contemplated by ASC Section 815-40-25.

As a result of the above, the Company should have classified the Warrants as derivative liabilities in its previously issued balance sheet dated March 2, 2021, filed on Form 8-K/A on March 8, 2021. Under this accounting treatment, the Company is required to measure the fair value of the Warrants at the end of each reporting period as well as re-evaluate the treatment of the Warrants and recognize changes in the fair value from the prior period in the Company’s operating results for the current period.

NOTE 10. RESTATEMENT OF PREVIOUSLY ISSUED BALANCE SHEET (cont.)

The Company’s accounting for the Warrants as components of equity instead of as derivative liabilities did not have any effect on the Company’s previously reported investments held in trust or cash as of March 2, 2021.

Additionally, the Company has concluded it will also restate its balance sheet dated March 2, 2021, filed on Form 8-K/A on March 8, 2021 to classify all Class A common stock subject to possible redemption in temporary equity. In accordance with the SEC and its staff’s guidance on redeemable equity instruments, ASC 480, paragraph 10-S99, redemption provisions not solely within the control of the Company require common stock subject to redemption to be classified outside of permanent equity. The Company had previously classified a portion of its Class A common stock in permanent equity, or total stockholders’ equity. Although the Company did not specify a maximum redemption threshold, its charter currently provides that, the Company will not redeem its public shares in an amount that would cause its net tangible assets to be less than $5,000,001. The Company considered that the threshold would not change the nature of the underlying shares as redeemable and thus would be required to be disclosed outside equity.

As a result of the above, the Company should have classified all of it Class A common stock as Class A common stock subject to possible redemption in temporary equity in its previously issued balance sheet dated March 2, 2021, filed on Form 8-K/A on March 8, 2021. The Company’s accounting for the Class A common stock as a component of equity instead of as Class A common stock subject to possible redemption in temporary equity did not have any effect on the Company’s previously reported investments held in trust or cash as of March 2, 2021.

Collectively the warrant liability and temporary equity restatements of the March 2, 2021 balance sheet resulted in a decrease of approximately $5.0 million in additional paid-in capital and a charge of approximately $31.7 million to accumulated deficit, as well as a reclassification of 1.387.316 shares of Class A common stock from permanent equity to temporary equity. The following table is a summary of the impact of the accounting for the warrant liability and temporary equity restatements on the balance sheet as of March 2, 2021.

	As Previously
	Reported	Adjustment	As Restated
Balance sheet as of March 2, 2021
Warrant liability	$—	$22,818,749	$22,818,749
Total liabilities	12,185,686	22,818,749	35,004,435
Class A common stock subject to possible redemption (1)	302,376,840	13,873,160	316,250,000
Class A common stock	140	(140)	—
Additional paid in capital	5,018,601	(5,018,601)	—
Accumulated deficit	(19,522)	(31,673,168)	(31,692,690)
(1)	Shares of Class A common stock subject to possible redemption as Previously Reported as of March 2, 2021 were 30,237,684, were Adjusted by 1,387,316 and are As Restated at 31,625,000.

Note 11 — Restatement of Previously Issued Financial Statements

The Company has concluded it will restate its financial statements to classify all Class A common stock subject to possible redemption in temporary equity as of September 30, 2021. In accordance with the SEC and its staff’s guidance on redeemable equity instruments, ASC 480, paragraph 10-S99, redemption provisions not solely within the control of the Company require common stock subject to redemption to be classified outside of permanent equity. The Company had previously classified a portion of its Class A common stock in permanent equity, or total stockholders’ equity. Although the Company did not specify a maximum redemption threshold, its charter currently provides that, the Company will not redeem its public shares in an amount that would cause its net tangible assets to be less than $5,000,001. The Company considered that the threshold would not change the nature of the underlying shares as redeemable and thus would be required to be disclosed outside equity. The change in the carrying value of the redeemable shares of Class A common stock at the Initial Public Offering resulted in a decrease of approximately $5.9 million in additional paid-in capital and a charge of approximately $30.8 million to accumulated deficit, as well as a reclassification of 3,669,191 shares of Class A common stock from permanent equity to temporary equity.

As a result of the above, the Company should have classified all of it Class A common stock as Class A common stock subject to possible redemption in temporary equity in its previously issued financial statement.

The Company’s accounting for the Class A common stock as a component of equity instead of as Class A common stock subject to possible redemption in temporary equity did not have any effect on the Company’s previously reported investments held in trust, operating expenses, cash flows or cash.

Note 11 — Restatement of Previously Issued Financial Statements (continued)

The following tables are a summary of certain financial data for the period ended March 2, 2021 and for the quarters ended March 31, 2021 and June 30, 2021.

	As Previously
	Restated	Adjustments	As Restated
	March 2, 2021		March 2, 2021
Total assets	$319,562,536	$—	$319,562,536
Total liabilities	35,004,435	—	35,004,435
Temporary equity (Class A ordinary shares subject to possible redemption)	279,558,090	36,691,910	316,250,000

Permanent equity:
Preferred stock	—	—	—
Class A common stock	368	(368)	—
Class B common stock	791	—	791
Additional paid-in capital	5,850,752	(5,850,752)	—
Accumulated deficit	851,900	(30,840,790)	(31,692,690)
Total permanent equity	5,000,011	(36,691,910)	(31,691,899)

	March 31, 2021		March 31, 2021
Total assets	$318,615,345	$—	$318,615,345
Total liabilities	33,989,034	—	33,989,034
Temporary equity (Class A ordinary shares subject to possible redemption)	279,626,302	36,629,820	316,256,122

Permanent equity:
Preferred stock	—	—	—
Class A common stock	367	(367)	—
Class B common stock	791	—	791
Additional paid-in capital	5,782,541	(5,782,541)	—
Accumulated deficit	(783,690)	(30,846,912)	(31,630,602)
Total permanent equity	5,000,009	(36,629,820)	(31,629,811)

Redeemable Class A common stock
Numerator:
Allocation of loss to redeemable Class A common stock	$6,122	$(443,116)	$(436,994)
Denominator: weighted average redeemable Class A common stock shares
Redeemable Class A common stock shares, basic and diluted	30,237,684	(19,696,017)	10,541,667
Earnings per share basic and diluted redeemable Class A common stock	$—	$(0.04)	$(0.04)

Non-Redeemable Class common stock
Numerator:
Allocation of loss to non-redemable Class B common stock	$(770,862)	$443,116	$(327,746)
Denominator: weighted average non-redeemable Class A and B common stock
Non-Redeemable Class B common stock shares, basic and diluted	8,353,274	(447,024)	7,906,250
Loss per share basic and diluted non-redeemable Class B common stock	$(0.09)	$0.05	$(0.04)

	June 30, 2021		June 30, 2021
Total assets	$318,156,764	$—	$318,156,764
Total liabilities	31,061,723	—	31,061,723
Temporary equity (Class A ordinary shares subject to possible redemption)	282,095,033	34,171,283	316,266,316

Permanent equity:
Preferred stock	—	—	—
Class A common stock	342	(342)	—
Class B common stock	791	—	791
Additional paid-in capital	3,313,835	(3,313,835)	—
Accumulated deficit	1,685,040	(30,857,790)	(29,172,750)
Total permanent equity	5,000,008	(34,171,967)	(29,171,959)

Three Months Ended June 30, 2021
Redeemable Class A common stock
Numerator:
Allocation of loss to redeemable Class A common stock	$10,194	$1,964,790	$1,974,984
Denominator: weighted average redeemable Class A common stock shares
Redeemable Class A common stock shares, basic and diluted	27,962,071	3,662,929	31,625,000
Earnings per share basic and diluted redeemable Class A common stock	$—	$0.06	$0.06

Non-Redeemable Class common stock
Numerator:
Allocation of loss to non-redemable Class B common stock	$2,458,536	$(1,964,790)	$493,746
Denominator: weighted average non-redeemable Class A and B common stock
Non-Redeemable Class B common stock shares, basic and diluted	11,569,179	(3,662,929)	7,906,250
Loss per share basic and diluted non-redeemable Class B common stock	$0.21	$(0.15)	$0.06

Six Months Ended June 30, 2021
Redeemable Class A common stock
Numerator:
Allocation of loss to redeemable Class A common stock	$16,316	$1,223,881	$1,240,197
Denominator: weighted average redeemable Class A common stock shares
Redeemable Class A common stock shares, basic and diluted	28,526,273	(7,384,698)	21,141,575
Earnings per share basic and diluted redeemable Class A common stock	$—	$0.06	$0.06

Non-Redeemable Class common stock
Numerator:
Allocation of loss to non-redemable Class B common stock	$1,687,674	$(1,223,881)	$463,793
Denominator: weighted average non-redeemable Class A and B common stock
Non-Redeemable Class B common stock shares, basic and diluted	9,977,775	—	7,906,250
Loss per share basic and diluted non-redeemable Class B common stock	$0.17	$(0.11)	$0.06